Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bright Rock Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BQMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bright Rock Mid Cap Growth Fund (the “Fund”) for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-273-7223
Additional Information Website	https://www.brightrockfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s underperformance for fiscal year 2026 relative to the Russell Midcap Growth Total Return Index stemmed from the  underperformance of the Fund’s holdings in the Industrials and Financials sectors, which detracted 5.11% and 2.59% from relative performance, respectively. These results were offset by positive performance of the Fund’s holdings in the Consumer Staples and Technology sectors, which contributed 2.70% and 3.03% to relative performance, respectively.

Top Contributors
↑	Amphenol Corp. - Class A
↑	Arista Networks, Inc.
↑	Monster Beverage Corp.
↑	IDEXX Laboratories, Inc.
↑	The Hershey Co.

Top Detractors
↓	Tyler Technologies, Inc.
↓	FactSet Research Systems, Inc.
↓	Copart, Inc.
↓	Pinterest, Inc. - Class A
↓	Morningstar, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.31	6.14	10.65
Russell 3000 Total Return Index	17.02	12.80	15.08
Russell Midcap Growth Total Return Index	8.22	6.34	13.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brightrockfunds.com/literature.html for more recent performance information.
Net Assets	$ 98,637,929
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 508,081
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$98,637,929
Number of Holdings	36
Net Advisory Fee	$508,081
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Amphenol Corp.	6.4%
Arista Networks, Inc.	6.1%
The Hershey Co.	4.8%
Fastenal Co.	4.7%
IDEXX Laboratories, Inc.	4.7%
Monster Beverage Corp.	4.6%
AMETEK, Inc.	4.2%
Tractor Supply Co.	4.2%
ResMed, Inc.	4.0%
Jack Henry & Associates, Inc.	3.2%
Sector Breakdown*
[1]
Updated Prospectus Web Address	https://www.brightrockfunds.com/literature.html
Accountant Change Statement [Text Block]
This is a summary of certain changes to the Fund for the period of March 1, 2025, to February 28, 2026. For more complete information, you may review the Fund’s prospectus at https://www.brightrockfunds.com/literature.html or upon request at 1-866-273-7223.
Effective June 28, 2025, the Fund’s annual management fee rate was reduced from 0.75% to 0.45% of the Fund’s average daily net assets.

Accountant Change Date	Jun. 28, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bright Rock Quality Large Cap Fund
Class Name	Institutional Class
Trading Symbol	BQLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bright Rock Quality Large Cap Fund (the “Fund”) for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-273-7223
Additional Information Website	https://www.brightrockfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s underperformance for the fiscal year 2026  relative to the S&P 500 Total Return Index was driven primarily by our stock selection within the Technology sector. The Fund’s Technology sector holdings returned -8.37%, compared to 20.61% for the sector as a whole. 3 of the Fund’s 5 largest performance detractors were Roper Technologies, Inc., Accenture  PLC, and Intuit, Inc. all of which are in the Technology sector.

Top Contributors
↑	Alphabet, Inc. - Class A
↑	Merck & Co., Inc.
↑	iShares U.S. Energy ETF
↑	TJX Cos., Inc.
↑	NextEra Energy, Inc.

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Accenture PLC - Class A
↓	Roper Technologies, Inc.
↓	Intuit, Inc.
↓	Copart, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	9.37	11.92	11.93
S&P 500 Total Return Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brightrockfunds.com/literature.html for more recent performance information.
Net Assets	$ 438,328,874
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 2,088,248
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$438,328,874
Number of Holdings	43
Net Advisory Fee	$2,088,248
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Alphabet, Inc.	7.5%
Microsoft Corp.	5.7%
iShares U.S. Energy ETF	4.0%
Merck & Co., Inc.	4.0%
Mastercard, Inc.	3.5%
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.4%
Apple, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.3%
Union Pacific Corp.	3.2%
Sector Breakdown*
[2]
Updated Prospectus Web Address	https://www.brightrockfunds.com/literature.html
Accountant Change Statement [Text Block]
This is a summary of certain changes to the Fund for the period of March 1, 2025, to February 28, 2026. For more complete information, you may review the Fund’s prospectus at https://www.brightrockfunds.com/literature.html or upon request at 1-866-273-7223.
Effective June 28, 2025, the Fund’s annual management fee rate was reduced from 0.65% to 0.45% of the Fund’s average daily net assets.

Accountant Change Date	Jun. 28, 2025

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.